MASS. INVESTORS GROWTH STOCK FUND         MFS(R) INTERNATIONAL VALUE FUND
MASS. INVESTORS TRUST                     MFS(R) LIFETIME RETIREMENT INCOME FUND
MFS(R) AGGRESSIVE GROWTH ALLOC. FUND      MFS(R) LIFETIME 2010 FUND
MFS(R) BOND FUND                          MFS(R)  LIFETIME 2020 FUND
MFS(R) CAPITAL OPPORTUNITIES FUND         MFS(R)  LIFETIME 2030 FUND
MFS(R) CONSERVATIVE ALLOCATION FUND       MFS(R)  LIFETIME 2040 FUND
MFS(R) DIVERSIFIED INCOME FUND            MFS(R) LIMITED MATURITY FUND
MFS(R) EMERGING GROWTH FUND               MFS(R) MODERATE ALLOCATION FUND
MFS(R) EMERGING MARKETS EQUITY FUND       MFS(R) MUNICIPAL HIGH INCOME FUND
MFS(R) GOVERNMENT SECURITIES FUND         MFS(R) MUNICIPAL INCOME FUND
MFS(R) GROWTH ALLOCATION FUND             MFS(R) MUNICIPAL LIMITED MATURITY FUND
MFS(R) GROWTH OPPORTUNITIES FUND          MFS(R) RESEARCH BOND FUND
MFS(R) HIGH INCOME FUND                   MFS(R) RESEARCH BOND FUND J
MFS(R) HIGH YIELD OPPORTUNITIES FUND      MFS(R) SECTOR ROTATIONAL FUND
MFS(R) INTER. INVESTMENT GRADE BOND FUND  MFS(R) MUNICIPAL STATE FUNDS:
MFS(R) INTERNAT'L DIVERSIFICATION FUND    AL, AR, CA, FL, GA, MD, MA, MS,
MFS(R) INTERNATIONAL GROWTH FUND          NY, NC, PA, SC, TN, VA, WV

Supplement to the current prospectus

Effective January 1, 2007, the section entitled "Class B and Class C Sales Charge Waivers or Reductions - Systematic Withdrawal Plan" or "Class B/529B and Class C/529C Sales Charge Waivers or Reductions - Systematic Withdrawal Plan" [for funds that offer class 529B and class 529C shares] or "Sales Charges and Waivers or Reductions - Sales Charge Waivers or Reductions - Systematic Withdrawal Plan" is restated as follows:

Systematic Withdrawal Plan. If you have an account balance of at least $5,000 in your account in the fund, you may elect to receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of Class A, Class B, Class C, Class 529A, Class 529B or Class 529C shares. For Class B, Class C, Class 529B, and Class 529C shares, you may incur a CDSC when Class B, Class C, Class 529B, or Class 529C shares are redeemed under the plan (or plans if more than one plan is established) if amounts greater than 10% of the value of your account is withdrawn under the plan(s) in any one year (with respect to Class B and Class 529B shares, determined at the time of your first withdrawal under the plan(s) or January 1, 2007, whichever is later and reset annually thereafter and with respect to Class C and Class 529 C shares, determined at the time the plan is established). For Class A shares, you may incur a CDSC when Class A shares are redeemed under this plan.

Effective January 1, 2007, the section entitled "How to Purchase, Exchange and Redeem Shares - How to Redeem Shares - Redeeming Directly Through MFSC - Systematic Withdrawal Plan" is restated as follows:

Systematic Withdrawal Plan. If you have an account balance of at least $5,000 in your account in the fund, you may elect to receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of Class A, Class B, Class C, Class 529A, Class 529B or Class 529C shares. For Class B, Class C, Class 529B, and Class 529C shares, you may incur a CDSC when Class B, Class C, Class 529B, or Class 529C shares are redeemed under the plan (or plans if more than one plan is established) if amounts greater than 10% of the value of your account is withdrawn under the plan(s) in any one year (with respect to Class B and Class 529B shares, determined at the time of your first withdrawal under the plan(s) or January 1, 2007, whichever is

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

later and reset annually thereafter and with respect to Class C and Class 529 C shares, determined at the time the plan is established). For Class A shares, you may incur a CDSC when Class A shares are redeemed under this plan.


                  The date of this Supplement is March 8, 2007.